March 28, 2007


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Latin America Fund, Inc.
Post-Effective Amendment No. 19 to the Registration Statement on
Form N-1A (Securities Act File No. 33-41622, Investment Company
Act File No. 811-6349)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock Latin America Fund, Inc.
(the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.19 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No.19 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 2007.

Sincerely,

BlackRock Latin America Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund